Debt (Details Textual)		1 Months Ended	2 Months Ended	3 Months Ended				6 Months Ended	12 Months Ended
	May 08, 2015 USD ($) shares	May 31, 2015 USD ($)	Mar. 31, 2015 USD ($) $ / shares	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($) $ / shares	Sep. 30, 2014 USD ($)	Mar. 31, 2015 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 shares	Jul. 31, 2016	Jun. 30, 2016 shares	Jun. 27, 2016 shares	Jul. 14, 2015
Debt Instrument [Line Items]
Proceeds from notes payable									$ 204,895	$ 1,741,667
Interest expense, debt		$ 1,500,000		$ 29,844	$ 41,734				143,347	1,801,320
Amortization of financing costs		$ 71,421
Merck Ghi Financing Agreement [Member]
Debt Instrument [Line Items]
Long-term debt, gross				1,000,000					1,000,000	1,000,000
Debt instrument, interest rate, stated percentage												8.00%			8.00%
I P O [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount									0	$ 2,100,000
Debt conversion, converted instrument, shares issued | shares	350,000
Common stock percent										110.00%
Private Placement [Member]
Debt Instrument [Line Items]
Class of warrant or right, number of securities called by warrants or rights | shares													6,790,169	6,790,169
Over Allotment Option [Member]
Debt Instrument [Line Items]
Class of warrant or right, number of securities called by warrants or rights | shares	3,272,500
Common Stock [Member] | Over Allotment Option [Member]
Debt Instrument [Line Items]
Class of warrant or right, number of securities called by warrants or rights | shares	185,250
Loans Payable [Member]
Debt Instrument [Line Items]
Proceeds from notes payable								$ 2,300,000
Debt conversion, converted instrument, amount						$ 300,000
Debt instrument, interest rate, stated percentage										8.00%
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount									0	$ 300,000
Commercial Paper [Member] | Common Stock [Member] | Merck Global Health Innovation Fund Llc [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 1,000,000					$ 1,000,000
Convertible Notes2015 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage			8.00%			8.00%		8.00%
Proceeds from other short-term debt			$ 1,500,000
Fair value adjustment of warrants	$ 700,000
Convertible Notes2015 [Member] | I P O [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued | shares										1,875,000
Convertible Notes2015 [Member] | Before Closing Ipo [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion ratio			1.25
Convertible Notes2015 [Member] | After Closing Ipo [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion ratio			1.00
Convertible Notes2015 [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price | $ / shares			$ 1.00			$ 1.00		$ 1.00
Class of warrant or right, number of securities called by warrants or rights | shares										225,011
Demand Notes Payable [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount	$ 2,100,000
Convertible Notes2014 [Member]
Debt Instrument [Line Items]
Proceeds from convertible debt							$ 1,500,000
Convertible Notes2014 [Member] | I P O [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued | shares											1,500,000